Subsequent Event - Additional Information (Details) - Major business combination [member] - Pathogen Removal Diagnostic Technologies Inc [Member] $ in Thousands, $ in Thousands	Sep. 30, 2022 CAD ($)	Aug. 08, 2022 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount of cash transferred for obtaining equity interests		$ 30
Percentage of voting equity interests acquired		100.00%
Proportion of ownership interest in subsidiary		100.00%
Estimated reclassification of non controlling interests in to retained earnings accumulated deficits	$ 9,609